Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund	Dec. 30, 2024
Fidelity Series International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.36%
Past 5 years	9.63%
Past 10 years	6.84%
Fidelity Series International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.49%
Past 5 years	8.24%
Past 10 years	5.42%
Fidelity Series International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.57%
Past 5 years	7.59%
Past 10 years	5.27%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS141
Average Annual Return:
Past 1 year	13.37%
Past 5 years	6.75%
Past 10 years	4.96%